Customer and Supplier Concentration (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Customer and Supplier Concentration (Details) [Line Items]
Description of the risk factors	Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.
Total revenues, percentage	10.00%	10.00%
Raw materials purchase percentage		16.84%	16.67%
Due to vendor (in Dollars)		$ 645,635	$ 0
Guanxian Chunjiang Ganoderma Professional Cooperative Community [Member]
Customer and Supplier Concentration (Details) [Line Items]
Percentage pf purchases	13.40%
Purchase amounted (in Dollars)	$ 14,700,000
Total purchases, percentage	4.30%
Fuzhou Chenyao Industrial Co Ltd [Member]
Customer and Supplier Concentration (Details) [Line Items]
Percentage pf purchases	12.50%
Purchase amounted (in Dollars)	$ 13,700,000
Total purchases, percentage